INTANGIBLE ASSETS (Details Textual) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2017	Jun. 30, 2016	Jun. 30, 2017	Jun. 30, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Finite-Lived Intangible Assets [Line Items]
Amortization of Intangible Assets			$ 1,256,000		$ 4,058,000	$ 4,579,000
Impairment of Intangible Assets, Finite-lived					$ 2,700,000	2,100,000
Finite-Lived Intangible Assets, Remaining Amortization Period					4 years 4 months 2 days
Minimum [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Asset, Useful Life			3 years
Minimum [Member] | Trade Names [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Asset, Useful Life					6 years
Maximum [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Asset, Useful Life			15 years
Maximum [Member] | Trade Names [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Asset, Useful Life					15 years
Patents And Licenses [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Assets, Gross					$ 12,300,000
Intangible Assets, Gross (Excluding Goodwill), Total	$ 12,378,000		$ 12,378,000		12,378,000	12,378,000	$ 12,378,000
Amortization of Intangible Assets	200,000	$ 200,000	$ 332,000	$ 300,000	664,000	665,000
Amortization Of Intangible Assets Accumulated Amortization					100,000
Impairment of Intangible Assets, Finite-lived					$ 200,000
Patents And Licenses [Member] | Minimum [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Asset, Useful Life			18 years 6 months		18 years 6 months
Patents And Licenses [Member] | Maximum [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Asset, Useful Life			20 years		20 years
Computer Software, Intangible Asset [Member]
Finite-Lived Intangible Assets [Line Items]
Impairment of Intangible Assets, Finite-lived					$ 2,700,000	2,100,000
Customer Relationships [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible Assets, Gross (Excluding Goodwill), Total	2,880,000		$ 2,880,000		360,000	0	0
Amortization of Intangible Assets			368,000		$ 33,000	0
Customer Relationships [Member] | Minimum [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Asset, Useful Life					6 years
Customer Relationships [Member] | Maximum [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Asset, Useful Life					15 years
Software Development [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Asset, Useful Life					2 years
Intangible Assets, Gross (Excluding Goodwill), Total	18,647,000		18,647,000		$ 18,647,000	18,647,000	$ 16,455,000
Amortization of Intangible Assets	$ 200,000	$ 600,000	$ 460,000	$ 1,800,000	$ 3,326,000	$ 3,914,000